UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus High Yield Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5%
Aerospace & Defense - 1.6%
Bombardier,
Sr. Unscd. Notes	6.00	10/15/22	3,015,000	[b]	3,037,613
Bombardier,
Sr. Unscd. Notes	6.13	1/15/23	1,310,000	[b]	1,322,281
Bombardier,
Sr. Unscd. Notes	7.50	3/15/25	2,285,000	[b]	2,367,831
Engility,
Gtd. Notes	8.88	9/1/24	2,205,000		2,406,206
TransDigm,
Gtd. Notes	6.50	5/15/25	4,955,000		5,060,294
ViaSat,
Sr. Unscd. Notes	5.63	9/15/25	3,790,000	[b]	3,601,637
					17,795,862
Automotive - .5%
American Axle & Manufacturing,
Gtd. Notes	6.25	4/1/25	2,325,000		2,324,070
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50	4/15/22	2,950,000	[b]	3,029,296
					5,353,366
Banks - 1.3%
Ally Financial,
Gtd. Notes	7.50	9/15/20	2,685,000		2,878,320
Ally Financial,
Gtd. Notes	8.00	11/1/31	2,627,000		3,195,089
Ally Financial,
Sr. Unscd. Notes	4.63	5/19/22	1,650,000		1,666,467
Ally Financial,
Sub. Notes	5.75	11/20/25	2,645,000		2,740,881
FS Energy & Power Fund,
Sr. Scd. Notes	7.50	8/15/23	3,970,000	[b]	4,059,325
					14,540,082
Building Materials - .4%
Summit Materials,
Gtd. Notes	8.50	4/15/22	455,000		485,144
Summit Materials,
Gtd. Notes	6.13	7/15/23	4,205,000		4,285,652
					4,770,796
Cable & Satellite - 4.4%
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	1,580,000	[b]	1,544,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Cable & Satellite - 4.4% (continued)
Altice Finco,
Scd. Notes	7.63	2/15/25	1,669,000	[b]	1,508,359
Beacon Roofing Supply,
Gtd. Notes	4.88	11/1/25	6,985,000	[b]	6,461,125
CCO Holdings,
Sr. Unscd. Notes	5.13	5/1/23	4,235,000	[b]	4,262,739
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/23	1,700,000		1,731,858
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,390,000	[b]	3,470,513
CCO Holdings,
Sr. Unscd. Notes	5.38	5/1/25	2,015,000	[b]	2,004,925
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	2,705,000	[b]	2,721,906
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/26	4,725,000	[b]	4,683,656
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	3,655,000	[b]	4,007,707
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,135,000		1,161,956
DISH DBS,
Gtd. Notes	5.88	7/15/22	4,510,000	[c]	4,416,981
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	2,155,000	[c]	2,192,713
Intelsat Jackson Holdings,
Gtd. Notes	9.75	7/15/25	1,280,000	[b]	1,358,400
Midcontinent Communications,
Gtd. Notes	6.88	8/15/23	3,490,000	[b]	3,669,909
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	4,660,000	[b,c]	4,368,750
					49,565,947
Chemicals - 3.0%
Alpha 2,
Sr. Unscd. Notes	8.75	6/1/23	3,555,000	[b,c]	3,621,656
Consolidated Energy Finance,
Sr. Unscd. Notes	6.88	6/15/25	4,100,000	[b]	4,274,250
Consolidated Energy Finance,
Sr. Unscd. Notes	6.50	5/15/26	1,900,000	[b]	1,930,875
CVR Partners,
Scd. Notes	9.25	6/15/23	2,410,000	[b]	2,573,446
Hexion,
Sr. Scd. Notes	6.63	4/15/20	1,910,000		1,800,175
INEOS Group Holdings,
Scd. Notes	5.63	8/1/24	3,419,000	[b,c]	3,375,237
Kraton Polymers,
Gtd. Notes	7.00	4/15/25	4,980,000	[b]	5,141,850

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Chemicals - 3.0% (continued)
Starfruit Finco,
Sr. Unscd. Bonds	EUR 6.50	10/1/26	1,250,000	[b]	1,470,904
Starfruit Finco,
Sr. Unscd. Notes	8.00	10/1/26	3,400,000	[b]	3,451,000
Trinseo Materials Operating,
Gtd. Notes	5.38	9/1/25	2,690,000	[b]	2,600,020
Tronox Finance,
Gtd. Notes	5.75	10/1/25	3,960,000	[b]	3,682,800
					33,922,213
Collateralized Loan Obligations-Debt - 2.6%
Babson CLO,
Ser. 2015-1A, Cl. ER, 3 Month LIBOR +
5.50%	7.85	1/20/31	3,000,000	[b,d,e]	2,985,219
Barings CLO,
Ser. 2018-1A, Cl. D, 3 Month LIBOR +
5.50%	7.84	4/15/31	2,000,000	[b,d,e]	1,989,786
Battalion CLO VII ,
Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +
6.31%	8.65	7/17/28	2,000,000	[b,d,e]	2,005,698
Carlyle Global Market Strategies CLO,
Ser. 2014-1A, Cl. ER, 3 Month LIBOR +
5.40%	7.74	4/17/31	3,000,000	[b,d,e]	2,977,851
CIFC Funding CLO,
Ser. 2012-2RA, Cl. D, 3 Month LIBOR +
5.45%	7.80	1/20/28	1,000,000	[b,d,e]	1,000,115
Dryden 37 Senior Loan Fund CLO,
Ser. 2015-37A, Cl. ER, 3 Month LIBOR +
5.15%	7.49	1/15/31	5,000,000	[b,d,e]	4,942,095
Marathon CLO X,
Ser. 2017-10A, Cl. D, 3 Month LIBOR +
6.37%	8.68	11/15/29	2,530,000	[b,d,e]	2,542,335
Marble Point CLO XII,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
6.00%	8.07	7/16/31	1,250,000	[b,d,e]	1,255,858
OZLM CLO VI,
Ser. 2014-6A, Cl. DS, 3 Month LIBOR +
6.05%	8.39	4/17/31	4,000,000	[b,d,e]	4,002,532
Parallel CLO,
Ser. 2018-1A, Cl. C, 3 Month LIBOR +
2.80%	4.85	4/20/31	2,000,000	[b,d,e]	1,985,934
Rockford Tower CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
5.85%	8.11	5/20/31	1,500,000	[b,d,e]	1,492,202
TICP CLO,
Ser. 2018-10A, Cl. E, 3 Month LIBOR +
5.50%	7.85	4/20/31	3,000,000	[b,d,e]	2,964,708
					30,144,333

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Commercial & Professional Services - .4%
United Rentals North America,
Gtd. Notes	5.88	9/15/26	2,205,000		2,271,150
United Rentals North America,
Gtd. Notes	5.50	5/15/27	2,410,000		2,388,913
					4,660,063
Construction Machinery - .8%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	3,750,000	[b]	3,712,500
BlueLine Rental Finance,
Scd. Notes	9.25	3/15/24	4,800,000	[b]	5,049,000
					8,761,500
Consumer Cyclical Services - 1.1%
GEO Group,
Gtd. Notes	6.00	4/15/26	3,959,000		3,810,537
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	4,338,000	[b]	4,650,336
Reliance Intermediate Holdings,
Sr. Scd. Notes	6.50	4/1/23	4,274,000	[b]	4,450,302
					12,911,175
Consumer Discretionary - 1.2%
Ashton Woods,
Sr. Unscd. Notes	6.75	8/1/25	1,900,000	[b]	1,781,250
H&E Equipment Services,
Gtd. Notes	5.63	9/1/25	5,935,000		5,935,000
International Game Technology,
Sr. Scd. Notes	6.25	1/15/27	2,150,000	[b]	2,182,250
LHMC Finco Sarl,
Sr. Scd. Notes	7.88	12/20/23	2,300,000	[b]	2,348,185
William Lyon Homes,
Gtd. Notes	6.00	9/1/23	1,700,000		1,649,000
					13,895,685
Consumer Products - 1.0%
Energizer Holdings,
Gtd. Notes	5.50	6/15/25	2,870,000	[b]	2,862,825
Kronos Acquisition Holdings,
Gtd. Notes	9.00	8/15/23	3,700,000	[b]	3,496,500
Prestige Brands,
Gtd. Notes	6.38	3/1/24	4,520,000	[b,c]	4,593,450
					10,952,775
Consumer Staples - .3%
Spectrum Brands,
Gtd. Notes	5.75	7/15/25	3,585,000		3,638,775
Diversified Financials - 1.9%
Bracken MidCo1,
Sr. Scd. Bonds	GBP 8.88	10/15/23	2,000,000	[b]	2,613,331
Lions Gate Capital Holdings,
Gtd. Notes	5.88	11/1/24	2,235,000	[b]	2,302,050

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Diversified Financials - 1.9% (continued)
Nationstar Mortgage Holdings,
Gtd. Notes	8.13	7/15/23	4,395,000	[b]	4,613,871
Navient,
Sr. Unscd. Notes	6.50	6/15/22	1,175,000		1,222,000
Navient,
Sr. Unscd. Notes	5.50	1/25/23	6,025,000		6,032,531
Travelport Corporate Finance,
Sr. Scd. Notes	6.00	3/15/26	4,190,000	[b]	4,266,132
					21,049,915
Diversified Manufacturing - .8%
ATS Automation Tooling Systems,
Gtd. Notes	6.50	6/15/23	3,547,000	[b]	3,680,012
Griffon,
Gtd. Notes	5.25	3/1/22	5,280,000		5,240,400
					8,920,412
Energy - 13.8%
Alta Mesa Housings,
Gtd. Notes	7.88	12/15/24	5,230,000		4,994,650
Antero Resources,
Gtd. Notes	5.13	12/1/22	4,265,000		4,328,975
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,160,000		1,190,450
Blue Racer Midstream,
Sr. Unscd. Notes	6.63	7/15/26	3,311,000	[b]	3,389,636
California Resources,
Scd. Notes	8.00	12/15/22	1,915,000	[b,c]	1,831,219
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	2,745,000		2,817,056
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	1,695,000		1,860,263
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.88	3/31/25	4,110,000		4,325,775
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	5,350,000		5,363,375
Chesapeake Energy,
Gtd. Notes	8.00	1/15/25	4,065,000	[c]	4,205,242
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	747,000	[b]	784,350
CrownRock,
Sr. Unscd. Notes	5.63	10/15/25	4,885,000	[b]	4,793,406
CVR Refining,
Gtd. Notes	6.50	11/1/22	2,788,000		2,843,760
Endeavor Energy Resource,
Sr. Unscd. Notes	5.50	1/30/26	5,915,000	[b]	5,944,575
EP Energy,
Scd. Notes	8.00	2/15/25	1,920,000	[b]	1,478,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Energy - 13.8% (continued)
Extraction Oil & Gas,
Gtd. Notes	5.63	2/1/26	7,285,000	[b]	6,483,650
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	1,810,000		1,814,525
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		3,201,500
Genesis Energy,
Gtd. Notes	6.00	5/15/23	1,775,000		1,759,469
Genesis Energy,
Gtd. Notes	6.50	10/1/25	1,200,000		1,177,500
Genesis Energy,
Gtd. Notes	6.25	5/15/26	1,750,000		1,671,250
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	3,350,000		3,283,000
Jagged Peak Energy,
Gtd. Notes	5.88	5/1/26	4,905,000	[b]	4,892,737
Matador Resources,
Sr. Unscd. Notes	5.88	9/15/26	4,285,000	[b]	4,349,275
Noble Holding International,
Gtd. Notes	7.88	2/1/26	2,615,000	[b]	2,722,869
Parsley Energy,
Gtd. Notes	5.38	1/15/25	2,815,000	[b]	2,836,113
PDC Energy,
Gtd. Notes	6.13	9/15/24	4,940,000		4,884,425
Precision Drilling,
Gtd. Notes	7.75	12/15/23	1,835,000		1,949,688
Precision Drilling,
Gtd. Notes	7.13	1/15/26	3,295,000	[b,c]	3,393,850
Range Resources,
Gtd. Notes	5.00	8/15/22	1,500,000		1,492,500
Range Resources,
Gtd. Notes	5.00	3/15/23	1,368,000		1,350,900
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	5,825,000		3,378,500
SemGroup,
Gtd. Notes	5.63	7/15/22	3,145,000		3,137,138
SemGroup,
Gtd. Notes	5.63	11/15/23	3,965,000		3,865,875
SESI,
Gtd. Notes	7.75	9/15/24	3,500,000		3,583,125
Shelf Drill Hold,
Gtd. Notes	8.25	2/15/25	4,800,000	[b]	4,962,000
SRC Energy,
Sr. Unscd. Notes	6.25	12/1/25	6,270,000		5,925,150
Summit Midstream Holdings,
Gtd. Notes	5.75	4/15/25	6,155,000		5,954,962
Targa Resources Partners,
Gtd. Notes	5.13	2/1/25	3,760,000		3,797,600

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Energy - 13.8% (continued)
Trinidad Drilling,
Gtd. Notes	6.63	2/15/25	4,120,000	[b]	4,099,400
Unit,
Gtd. Notes	6.63	5/15/21	7,650,000		7,688,250
USA Compression Partners,
Sr. Unscd. Notes	6.88	4/1/26	5,815,000	[b]	6,025,794
Whiting Petroleum,
Sr. Unscd. Notes	6.63	1/15/26	3,335,000	[c]	3,480,906
WildHorse Resource Development,
Gtd. Notes	6.88	2/1/25	3,970,000		4,118,875
					157,431,958
Environmental - 1.0%
Advanced Disposal Services,
Gtd. Notes	5.63	11/15/24	2,935,000	[b]	2,974,593
GFL Environmental,
Sr. Unscd. Notes	5.63	5/1/22	1,480,000	[b]	1,439,300
GFL Environmental,
Sr. Unscd. Notes	5.38	3/1/23	4,260,000	[b]	4,015,050
Waste Pro USA,
Sr. Unscd. Notes	5.50	2/15/26	2,871,000	[b]	2,813,580
					11,242,523
Finance Companies - 3.4%
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP 8.50	11/1/22	1,895,000	[c]	2,385,402
Icahn Enterprises,
Gtd. Notes	5.88	2/1/22	3,230,000		3,285,233
Icahn Enterprises,
Gtd. Notes	6.25	2/1/22	2,285,000		2,347,838
Ladder Capital Finance Holdings,
Gtd. Notes	5.25	10/1/25	7,510,000	[b]	7,078,175
Park Aerospace Holdings,
Gtd. Notes	5.25	8/15/22	3,113,000	[b]	3,155,804
Quicken Loans,
Gtd. Notes	5.75	5/1/25	5,380,000	[b]	5,400,175
USIS Merger,
Sr. Unscd. Notes	6.88	5/1/25	5,965,000	[b]	5,965,000
Venator Finance,
Gtd. Notes	5.75	7/15/25	7,050,000	[b,c]	6,433,125
York Risk Services Holding,
Gtd. Notes	8.50	10/1/22	3,640,000	[b,e]	3,212,300
					39,263,052
Food & Beverages - .6%
Post Holdings,
Gtd. Notes	5.50	3/1/25	6,450,000	[b]	6,422,587
Post Holdings,
Gtd. Notes	5.00	8/15/26	950,000	[b]	901,835
					7,324,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Forest Products & Other - .3%
Mercer International,
Sr. Unscd. Notes	5.50	1/15/26	3,660,000		3,595,950
Gaming - 2.8%
Eldorado Resorts,
Gtd. Notes	6.00	4/1/25	4,030,000		4,095,487
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	4,390,000	[b]	4,576,575
MGM Growth Properties Operating
Partnership,
Gtd. Notes	5.63	5/1/24	2,255,000		2,319,831
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	4,377,000		4,809,360
Scientific Games,
Gtd. Notes	EUR 5.50	2/15/26	3,405,000	[b]	3,578,395
Scientific Games International,
Gtd. Notes	10.00	12/1/22	7,800,000		8,293,896
The Stars Group,
Gtd. Notes	7.00	7/15/26	4,410,000	[b]	4,560,778
					32,234,322
Health Care - 10.5%
Avantor,
Sr. Scd. Notes	6.00	10/1/24	7,435,000	[b]	7,565,112
Avantor,
Sr. Unscd. Notes	9.00	10/1/25	1,120,000	[b]	1,157,800
Bausch Health,
Gtd. Notes	5.50	3/1/23	2,560,000	[b]	2,472,320
Bausch Health,
Gtd. Notes	6.13	4/15/25	4,630,000	[b]	4,414,936
Bausch Health,
Gtd. Notes	9.00	12/15/25	3,885,000	[b]	4,195,955
Bausch Health,
Gtd. Notes	8.50	1/31/27	2,860,000	[b]	3,010,150
Bausch Health,
Sr. Scd. Notes	7.00	3/15/24	3,015,000	[b]	3,192,885
Bausch Health,
Sr. Scd. Notes	5.50	11/1/25	3,005,000	[b]	3,011,010
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	6,260,000	[b]	6,236,525
DaVita,
Gtd. Notes	5.00	5/1/25	2,455,000		2,368,314
Eagle Holding,
Sr. Unscd. Notes	7.63	5/15/22	5,615,000	[b]	5,699,225
Endo Finance,
Gtd. Notes	7.25	1/15/22	830,000	[b]	813,400
Endo Finance,
Gtd. Notes	5.38	1/15/23	1,971,000	[b]	1,744,335

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Health Care - 10.5% (continued)
Endo Finance,
Gtd. Notes	6.00	2/1/25	1,340,000	[b]	1,161,780
HCA,
Gtd. Notes	7.50	2/15/22	6,310,000		6,925,225
HCA,
Gtd. Notes	5.88	5/1/23	1,880,000		1,985,750
HCA,
Gtd. Notes	5.38	2/1/25	1,695,000		1,733,138
HCA,
Gtd. Notes	5.63	9/1/28	1,495,000		1,506,213
HCA,
Sr. Scd. Notes	5.00	3/15/24	4,765,000		4,896,037
HCA Healthcare,
Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,344,000
Jaguar Holding II,
Gtd. Notes	6.38	8/1/23	2,460,000	[b]	2,484,600
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/24	7,884,000	[b]	8,215,128
NVA Holdings,
Gtd. Notes	6.88	4/1/26	3,260,000	[b]	3,268,150
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63	5/15/22	4,175,000	[b]	4,099,850
Polaris Intermediate,
Sr. Unscd. Notes	8.50	12/1/22	7,500,000	[b]	7,777,425
Team Health Holdings,
Gtd. Notes	6.38	2/1/25	5,670,000	[b,c]	4,932,900
Tenet Healthcare,
Scd. Notes	5.13	5/1/25	3,770,000		3,722,875
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	3,310,000		3,500,491
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	2,360,000	[c]	2,360,000
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	7,219,000		7,254,373
West Street Merger,
Sr. Unscd. Notes	6.38	9/1/25	4,895,000	[b]	4,662,487
					119,712,389
Home Construction - 1.7%
Ashton Woods,
Sr. Unscd. Notes	6.88	2/15/21	1,774,000	[b]	1,796,175
Brookfield Residential Properties,
Gtd. Notes	6.38	5/15/25	3,160,000	[b]	3,112,600
Mattamy Group,
Sr. Unscd. Notes	6.88	12/15/23	2,580,000	[b,c]	2,609,025
Taylor Morrison Communities,
Gtd. Notes	5.88	4/15/23	3,080,000	[b]	3,118,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Home Construction - 1.7% (continued)
TRI Pointe Group,
Gtd. Notes	5.88	6/15/24	3,610,000		3,596,463
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	6,050,000		5,649,187
					19,881,950
Industrial Services - 2.1%
Brand Industrial Services,
Sr. Unscd. Notes	8.50	7/15/25	6,055,000	[b]	6,246,520
EnPro Industries,
Gtd. Notes	5.88	9/15/22	4,345,000		4,448,194
Hillman Group,
Gtd. Notes	6.38	7/15/22	3,887,000	[b]	3,517,735
Wrangler Buyer,
Sr. Unscd. Notes	6.00	10/1/25	4,905,000	[b]	4,780,364
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	4,655,000	[b]	4,694,009
					23,686,822
Industrials - 1.2%
AECOM,
Gtd. Notes	5.13	3/15/27	1,689,000		1,651,166
Pisces Midco,
Gtd. Notes	8.00	4/15/26	6,835,000	[b]	6,903,350
Stevens Holding,
Gtd. Notes	6.13	10/1/26	1,295,000	[b]	1,319,281
Titan Acquisition,
Sr. Unscd. Notes	7.75	4/15/26	3,670,000	[b]	3,192,900
					13,066,697
Insurance - 1.5%
AmWINS Group,
Gtd. Notes	7.75	7/1/26	3,670,000	[b]	3,825,975
AssuredPartners,
Sr. Unscd. Notes	7.00	8/15/25	5,439,000	[b]	5,398,207
Hub International,
Sr. Unscd. Notes	7.00	5/1/26	8,240,000	[b]	8,271,394
					17,495,576
Internet Software & Services - .3%
Zayo Group,
Gtd. Notes	5.75	1/15/27	3,835,000	[b]	3,852,257
Materials - 1.1%
ARD Securities Finance,
Sr. Scd. Notes	8.75	1/31/23	4,778,823	[b]	4,802,717
Cleveland-Cliffs,
Sr. Scd. Notes	4.88	1/15/24	2,713,000	[b]	2,679,088
Flex Acquisition,
Sr. Unscd. Notes	7.88	7/15/26	1,070,000	[b]	1,059,300
Mercer International,
Sr. Unscd. Notes	6.50	2/1/24	790,000		814,640

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Materials - 1.1% (continued)
W/S Packaging Holdings,
Sr. Scd. Notes	9.00	4/15/23	3,280,000	[b]	3,398,900
					12,754,645
Media - 1.1%
Altice France,
Sr. Scd. Notes	8.13	2/1/27	1,480,000	[b]	1,524,400
Altice US Finance I,
Sr. Scd. Notes	5.50	5/15/26	4,900,000	[b]	4,897,550
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,934,000		1,745,435
Meredith,
Gtd. Notes	6.88	2/1/26	3,570,000	[b]	3,668,175
Radiate Holdco,
Sr. Unscd. Notes	6.88	2/15/23	1,204,000	[b]	1,164,870
					13,000,430
Media & Entertainment - 2.7%
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/25	3,020,000	[c]	2,901,465
AMC Entertainment Holdings,
Gtd. Notes	6.13	5/15/27	1,275,000	[c]	1,228,144
AMC Networks,
Gtd. Notes	5.00	4/1/24	4,776,000		4,716,300
Gray Television,
Gtd. Notes	5.13	10/15/24	2,450,000	[b]	2,373,438
Gray Television,
Gtd. Notes	5.88	7/15/26	3,165,000	[b]	3,145,219
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	4,840,000	[b]	4,785,066
Townsquare Media,
Gtd. Notes	6.50	4/1/23	5,539,000	[b,c]	5,144,346
VHF Parent/Orchest,
Scd. Notes	6.75	6/15/22	6,005,000	[b]	6,215,175
					30,509,153
Metals & Mining - 4.3%
ArcelorMittal,
Sr. Unscd. Notes	7.00	10/15/39	1,615,000		1,882,134
Big River Steel,
Sr. Scd. Notes	7.25	9/1/25	4,135,000	[b]	4,393,437
Cleveland-Cliffs,
Gtd. Notes	5.75	3/1/25	2,110,000		2,059,888
Commercial Metals,
Sr. Unscd. Notes	5.75	4/15/26	4,680,000	[b]	4,551,300
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	3,925,000	[b,c]	3,983,875
First Quantum Minerals,
Gtd. Notes	7.25	4/1/23	5,625,000	[b]	5,371,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Metals & Mining - 4.3% (continued)
First Quantum Minerals,
Gtd. Notes	6.50	3/1/24	2,370,000	[b]	2,177,438
First Quantum Minerals,
Gtd. Notes	6.88	3/1/26	625,000	[b,c]	569,531
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	3,420,000		3,120,750
Grinding Media,
Sr. Scd. Notes	7.38	12/15/23	3,819,000	[b]	3,984,134
Hudbay Minerals,
Gtd. Notes	7.63	1/15/25	4,600,000	[b]	4,772,500
Novelis,
Gtd. Notes	6.25	8/15/24	2,625,000	[b]	2,684,063
Novelis,
Gtd. Notes	5.88	9/30/26	3,850,000	[b]	3,768,187
Teck Resources,
Gtd. Bonds	6.00	8/15/40	1,730,000		1,773,250
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,735,000		1,830,425
United States Steel,
Sr. Unscd. Notes	6.25	3/15/26	2,230,000		2,216,063
					49,138,850
Packaging - 3.3%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	6,050,000		6,140,750
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	3,650,000	[b]	3,832,500
Ardagh Packaging Finance,
Gtd. Notes	6.00	2/15/25	4,460,000	[b]	4,390,870
BWAY Holding,
Sr. Scd. Bonds	EUR 4.75	4/15/24	2,500,000	[b]	2,982,607
BWAY Holding,
Sr. Unscd. Notes	7.25	4/15/25	10,040,000	[b]	9,813,096
Multi-Color,
Gtd. Notes	4.88	11/1/25	4,435,000	[b]	4,157,812
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	2,870,000	[b]	2,925,606
Reynolds Group Issuer,
Sr. Scd. Notes	5.13	7/15/23	3,000,000	[b]	2,987,250
					37,230,491
Real Estate - .3%
Cyrusone,
Gtd. Notes	5.00	3/15/24	2,915,000		2,976,944
Retailers - 1.9%
Albertsons,
Gtd. Notes	6.63	6/15/24	3,680,000		3,555,800
Albertsons,
Gtd. Notes	5.75	3/15/25	3,600,000		3,240,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Retailers - 1.9% (continued)
Crestwood Mid Partner,
Gtd. Notes	5.75	4/1/25	4,510,000		4,622,750
First Quality Finance,
Gtd. Notes	5.00	7/1/25	3,690,000	[b]	3,459,375
Greystar Real Estate Partners,
Sr. Scd. Notes	5.75	12/1/25	5,895,000	[b]	5,762,362
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	954,000	[c]	810,900
					21,451,187
Technology - 5.5%
Ascend Learning,
Sr. Unscd. Notes	6.88	8/1/25	4,591,000	[b]	4,648,387
CommScope Technologies,
Gtd. Notes	6.00	6/15/25	5,775,000	[b]	5,988,675
Dell International,
Gtd. Notes	5.88	6/15/21	1,800,000	[b]	1,858,501
Dell International,
Gtd. Notes	7.13	6/15/24	1,690,000	[b]	1,815,541
Everi Payments,
Gtd. Notes	7.50	12/15/25	4,520,000	[b,c]	4,576,500
Exela Finance,
Sr. Scd. Notes	10.00	7/15/23	2,270,000	[b]	2,431,738
First Data,
Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,771,156
First Data,
Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,551,826
Genesys Telecommunications
Laboratories,
Gtd. Notes	10.00	11/30/24	7,580,000	[b]	8,413,800
Netflix,
Sr. Unscd. Notes	5.75	3/1/24	3,320,000		3,411,300
Netflix,
Sr. Unscd. Notes	5.88	2/15/25	680,000		704,650
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	5,610,000	[b]	5,834,400
Tempo Acquisition,
Sr. Unscd. Notes	6.75	6/1/25	6,120,000	[b]	5,967,000
TTM Technologies,
Gtd. Notes	5.63	10/1/25	4,185,000	[b]	4,205,925
West,
Gtd. Notes	8.50	10/15/25	5,265,000	[b]	4,856,962
					63,036,361
Telecommunication Services - 1.5%
DKT Finance ApS,
Sr. Scd. Notes	9.38	6/17/23	1,600,000	[b]	1,690,000
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	2,485,000		2,491,213

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Telecommunication Services - 1.5% (continued)
Frontier Communications,
Scd. Notes	8.50	4/1/26	1,670,000	[b]	1,584,413
Intelsat Connect Finance,
Gtd. Notes	9.50	2/15/23	2,220,000	[b,c]	2,217,225
Intelsat Jackson Holdings,
Gtd. Notes	8.50	10/15/24	2,845,000	[b]	2,873,450
Sprint,
Gtd. Notes	7.13	6/15/24	2,605,000		2,712,456
Sprint,
Gtd. Notes	7.63	3/1/26	1,450,000		1,538,088
T-Mobile USA,
Gtd. Notes	4.50	2/1/26	1,885,000		1,799,233
					16,906,078
Transportation Services - .3%
XPO Logistics,
Gtd. Notes	6.13	9/1/23	2,995,000	[b]	3,114,800
Utilities - 3.2%
AES,
Sr. Unscd. Notes	6.00	5/15/26	3,950,000		4,182,062
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	3,185,000		2,830,669
Clearway Energy Operating,
Gtd. Notes	5.75	10/15/25	3,090,000	[b]	3,124,763
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,409,778
Enviva Partners,
Gtd. Notes	8.50	11/1/21	4,655,000		4,831,983
NRG Energy,
Gtd. Notes	7.25	5/15/26	2,950,000		3,224,852
NRG Energy,
Gtd. Notes	6.63	1/15/27	1,980,000		2,087,910
NRG Energy,
Gtd. Notes	5.75	1/15/28	3,380,000	[b]	3,422,250
Vistra Energy,
Gtd. Notes	7.63	11/1/24	2,564,000		2,772,325
Vistra Operations,
Gtd. Notes	5.50	9/1/26	1,995,000	[b]	2,019,938
					35,906,530
Wireless Communications - 3.1%
Altice,
Gtd. Notes	7.75	5/15/22	4,105,000	[b,c]	4,010,585
Altice France,
Sr. Scd. Bonds	6.25	5/15/24	2,505,000	[b,c]	2,484,960
Altice France,
Sr. Scd. Notes	7.38	5/1/26	3,220,000	[b]	3,235,456
Sprint,
Gtd. Notes	7.25	9/15/21	940,000		995,225

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 90.5% (continued)
Wireless Communications - 3.1% (continued)
Sprint,
Gtd. Notes	7.88	9/15/23	3,220,000		3,477,149
Sprint,
Gtd. Notes	7.63	2/15/25	1,165,000		1,238,395
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,780,000		2,799,988
Sprint Capital,
Gtd. Notes	8.75	3/15/32	2,305,000		2,598,173
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	1,595,000		1,674,080
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,075,000		2,443,313
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	4,610,000		4,792,095
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	1,630,000		1,702,209
T-Mobile USA,
Gtd. Notes	5.13	4/15/25	3,575,000		3,610,750
					35,062,378
Wireline Communications - 1.7%
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000		1,153,705
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	1,960,000	[c]	2,099,650
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	2,345,000	[b,c]	2,163,263
Cincinnati Bell,
Sr. Unscd. Notes	8.00	10/15/25	1,315,000	[b]	1,232,813
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	3,790,000		3,380,187
Level 3 Financing,
Gtd. Notes	5.38	1/15/24	3,800,000		3,816,112
Qwest,
Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,166,065
Sable International Finance,
Gtd. Notes	6.88	8/1/22	3,450,000	[b]	3,613,565
					19,625,360
Total Bonds and Notes
(cost $1,039,289,159)					1,030,384,024

Floating Rate Loan Interests - 3.7%
Aerospace & Defense - .2%
Aleris International,
Term Loan, 1 Month LIBOR FLAT	4.75	2/8/23	2,500,000	[d]	2,549,225
Chemicals - .2%
SI Group,
Term Loan, 3 Month LIBOR FLAT	4.75	8/17/25	2,125,000	[d]	2,138,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 3.7% (continued)
Consumer Cyclical Services - .2%
Capital Automotive,
Term Loan, 3 Month LIBOR + 6.00%	8.37	3/21/25	2,412,822	[d,e]	2,473,143
Finance Companies - .8%
Asurion,
Term Loan, 1 Month LIBOR + 6.50%	8.89	7/14/25	9,040,000	[d]	9,308,398
Health Care - .6%
Air Medical Group Holdings,
Term Loan, 1 Month LIBOR + 4.25%	6.59	9/26/24	6,235,333	[d]	6,219,121
Industrials - .2%
ATS Consolidated,
Term Loan, 3 Month LIBOR + 3.75%	6.08	2/21/25	2,693,250	[d,e]	2,710,083
Information Technology - 1.1%
BMC Software Finance,
Term Loan, 3 Month LIBOR + 4.25%	6.70	9/1/25	5,000,000	[d]	5,054,525
Digicert Holdings,
Term Loan, 1 Month LIBOR + 4.75%	7.10	9/20/24	4,478,775	[d]	4,496,981
Paysafe Group,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%	9.23	11/17/25	3,065,000	[d]	3,049,675
					12,601,181
Insurance - .4%
Mayfield Agency Borrower,
Term Loan, 1 Month LIBOR + 4.50%	6.82	1/31/25	4,530,000	[d]	4,563,975
Total Floating Rate Loan Interests
(cost $42,038,483)					42,563,407
			Shares
Exchange-Traded Funds - 2.3%
Registered Investment Companies - 2.3%
Invesco Senior Loan ETF			431,200	[c]	9,990,904
iShares iBoxx $ High Yield Corporate
Bond ETF			171,200	[c]	14,798,528
SPDR Blackstone / GSO Senior Loan ETF			43,000		2,036,050
Total Exchange-Traded Funds
(cost $26,784,359)					26,825,482

	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)		Value ($)
Short-Term Investments - .0%
U.S. Treasury Bills
(cost $288,362)	2.16	1/3/19	290,000	[f]	288,340
	7-Day
Description	Yield (%)		Shares		Value ($)
Other Investment - 2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $31,831,790)	2.01		31,831,790	[g]	31,831,790

Investment of Cash Collateral for Securities Loaned - 4.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $55,372,045)	1.97	55,372,045 [g]	55,372,045
Total Investments (cost $1,195,604,198)		104.2%	1,187,265,088
Liabilities, Less Cash and Receivables		(4.2%)	(48,273,851)
Net Assets		100.0%	1,138,991,237

ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate

EUR—Euro

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $652,751,552 or 57.31% of net assets.
[c] Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $61,622,564 and the value of the collateral held by the fund was $64,746,454, consisting of cash collateral of $55,372,045 and U.S. Government &
Agency securities valued at $9,374,409.
[d] Variable rate security—rate shown is the interest rate in effect at period end.
[e] These securities are deemed Illiquid security by Board. At the period end, the value of these securities amounted to $38,539,859 or
3.38% of net assets.
[f] Security is a discount security. Income is recognized through the accretion of discount.
[g] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations†	-	30,144,333	-	30,144,333
Corporate Bonds†	-	1,000,239,691	-	1,000,239,691
Exchange-Traded Funds	26,825,482	-	-	26,825,482
Floating Rate Loan Interests†	-	42,563,407	-	42,563,407
Registered Investment
Companies	87,203,835	-	-	87,203,835
U.S. Treasury	-	288,340	-	288,340
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	268,524	-	268,524
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(94,985)	-	(94,985)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus High Yield Fund
September 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Bank
United States
Dollar	2,655,985	Euro	2,250,000	10/31/18	36,662
United States
Dollar	12,079,339	British Pound	9,160,000	10/31/18	122,143
Goldman Sachs International
		United States
Euro	1,250,000	Dollar	1,473,292	10/1/18	(21,981)
		United States
British Pound	5,450,000	Dollar	7,187,275	10/31/18	(73,004)
United States
Dollar	761,898	Euro	652,002	10/1/18	4,891
United States
Dollar	4,060,957	Euro	3,440,000	10/31/18	56,303
Morgan Stanley Capital Services
United States
Dollar	3,529,315	Euro	2,990,000	10/31/18	48,525
Gross Unrealized Appreciation					268,524
Gross Unrealized Depreciation					(94,985)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract

NOTES

increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2018, accumulated net unrealized depreciation on investments was $8,339,110, consisting of $13,815,266 gross unrealized appreciation and $22,154,376 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)